Financial Assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expected loss rate:
Accounts receivables	$ 2,654,041	$ 2,843,870
Impairment provision	336,223	301,947	$ 317,664
Mexico
Expected loss rate:
Impairment provision	$ 239,748	$ 214,438
Mexico | Current
Expected loss rate:
Expected credit loss rate	0.00%	0.00%
Accounts receivables	$ 2,072,306	$ 1,917,501
Mexico | Three months
Expected loss rate:
Expected credit loss rate	0.02%	0.02%
Accounts receivables	$ 69,475	$ 66,618
Impairment provision	$ 259	$ 1,586
Mexico | Six months
Expected loss rate:
Expected credit loss rate	19.20%	19.20%
Accounts receivables	$ 2,392	$ 10,212
Impairment provision	$ 693	$ 1,960
Mexico | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 1,199	$ 81,836
Impairment provision	$ 1,199	$ 81,836
Mexico | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 237,597	$ 129,056
Impairment provision	237,597	129,056
Puerto Rico (Aerostar)
Expected loss rate:
Impairment provision	$ 29,611	$ 44,059
Puerto Rico (Aerostar) | Current
Expected loss rate:
Expected credit loss rate	1.75%	5.40%
Accounts receivables	$ 57,910	$ 441,967
Impairment provision	$ 21,439	$ 40,637
Puerto Rico (Aerostar) | Three months
Expected loss rate:
Expected credit loss rate	5.75%	5.10%
Accounts receivables	$ 52,164	$ 52,014
Impairment provision	$ 3,499	$ 2,653
Puerto Rico (Aerostar) | Six months
Expected loss rate:
Expected credit loss rate	43.70%	43.70%
Accounts receivables	$ 3,361	$ 1,118
Impairment provision	$ 2,921	$ 489
Puerto Rico (Aerostar) | One year
Expected loss rate:
Expected credit loss rate	87.50%	87.50%
Accounts receivables	$ 1,050	$ 264
Impairment provision	$ 918	$ 230
Puerto Rico (Aerostar) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 834	$ 50
Impairment provision	834	50
Colombia (Airplan)
Expected loss rate:
Impairment provision	$ 66,864	$ 43,450
Colombia (Airplan) | Current
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 88,192	$ 64,761
Impairment provision	$ 5,208
Colombia (Airplan) | Three months
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 6,627	$ 36,943
Impairment provision	$ 722	$ 4,027
Colombia (Airplan) | Six months
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 43	$ 183
Impairment provision	$ 43	$ 183
Colombia (Airplan) | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 21,652	$ 16,869
Impairment provision	$ 21,652	$ 14,762
Colombia (Airplan) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 39,239	$ 24,478
Impairment provision	$ 39,239	$ 24,478